Intangible Assets, Net (Finite-Lived Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 14,494	$ 1,888
Accumulated Amortization	(1,281)	(298)
Net Carrying Amount	13,213	1,590
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,873	338
Accumulated Amortization	(443)	(220)
Net Carrying Amount	2,430	118
Domain name use right [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,550	1,550
Accumulated Amortization	(233)	(78)
Net Carrying Amount	1,317	1,472
Revenue sharing agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,482
Accumulated Amortization	(191)
Net Carrying Amount	2,291
Customer relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,400
Accumulated Amortization	(118)
Net Carrying Amount	1,282
Non-compete agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	350
Accumulated Amortization	(31)
Net Carrying Amount	319
User base [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,434
Accumulated Amortization	(67)
Net Carrying Amount	2,367
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	3,214
Accumulated Amortization	(172)
Net Carrying Amount	3,042
Game [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	191
Accumulated Amortization	(26)
Net Carrying Amount	$ 165